Derviative Financial Liabilities (Details) - Schedule of Exercise of Warrants Outstanding $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Public warrants [Member]
Schedule of Exercise of Warrants Outstanding [Abstract]
Number of shares | shares	12,750,000
Exercise price | $ / shares	$ 11.5
Redemption price | $ / shares	$ 18
Expiration date	Mar. 17, 2025
Classification	Liability
Loss in value for the period | $	$ (401)
Fair value | $	$ 7,796
Private warrants [Member]
Schedule of Exercise of Warrants Outstanding [Abstract]
Number of shares | shares	4,500,000
Exercise price | $ / shares	$ 11.5
Redemption price | $ / shares	$ 18
Expiration date	Mar. 17, 2025
Classification	Liability
Loss in value for the period | $	$ (142)
Fair value | $	$ 2,752